Income Taxes (Details) - Schedule of federal income tax rate to the Company?s effective tax rate	4 Months Ended
Dec. 31, 2020
Schedule of federal income tax rate to the Company?s effective tax rate [Abstract]
Statutory Federal income tax rate	21.00%
Change in fair value of derivative warrant liabilities	(19.00%)
Transaction costs ? derivative warrant liabilities	(1.10%)
Change in Valuation Allowance	(0.80%)
Income Taxes Benefit	0.00%